Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and Equipment Type	Years of Depreciation
Tool and Molds	2-3 years
Vehicle	5 years
Office equipment	3 years

Schedule of Future Operating Lease Income and Future Lease Payments

As of March 31, 2023, future operating lease income and future lease payments to be received from equipment rentals are as follows:

Years Ending December 31,	Future Operating Lease Income	Future Lease Payments
2023 (remaining)	$49,000	$-
2024	36,000	-
Total	$85,000	$-

As of December 31, 2022, future operating lease income and future lease payments to be received from equipment rentals are as follows:

Years Ending December 31,	Future Operating Lease Income	Future Lease Payments
2023	$68,000	$-
2024	36,000	-
Total	$104,000	$-

Schedule of Anti-Dilutive Securities of Earning Per Share

For the three months ended March 31, 2023 and 2022, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	March 31, 2023	March 31, 2022
Warrants	2,061,285	2,210,832
Options	1,732,550	1,506,492
Senior convertible notes	833,208	537,028
Restricted stock units	84,825	-
Series A Preferred	1	1
Total	4,711,869	4,254,353

For the years ended December 31, 2022 and 2021, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	December 31, 2022	December 31, 2021
Warrants	2,059,334	2,232,038
Options	1,733,824	1,498,010
Senior convertible notes	773,060	384,620
Restricted stock units	84,825	-
Series A Preferred	1	1
Total	4,651,044	4,114,669